Advances from customers (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Revenue from contracts with customers [Abstract]
Balance as of the beginning of the year	R$ 320,560	R$ 509,403	R$ 218,699
Revenue recognized that was included in the contract liability balance at the beginning of the year	(320,560)	(509,403)	(218,699)
Increase in advances	427,463	301,963	390,809
Advances from acquired companies	61,115	18,597	118,594
Balance at the end of the year	R$ 488,578	R$ 320,560	R$ 509,403